Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2019
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Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Earnings attributable to common shareholders	189	625	305	286
Less: Dividends declared on preference shares	(1)	-	(2)	(1)
Earnings used in consolidated earnings per share	188	625	303	285
Less: Loss (earnings) from discontinued operations, net of tax	27	(515)	37	(32)
Remove: Non-controlling interests from discontinued operations	-	32	-	60
Earnings used in earnings per share from continuing operations	215	142	340	313

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Weighted-average number of common shares outstanding	500,705,054	708,974,582	501,035,457	709,448,598
Weighted-average number of vested DSUs	526,158	699,588	522,677	767,352
Basic	501,231,212	709,674,170	501,558,134	710,215,950
Effect of stock options and TRSUs	1,809,524	421,224	1,594,354	581,482
Diluted	503,040,736	710,095,394	503,152,488	710,797,432